Long Term Borrowings - Additional Information (Detail) - USD ($)					1 Months Ended		6 Months Ended
	Oct. 25, 2019	Sep. 30, 2019	May 12, 2014	Apr. 27, 2011	Nov. 30, 2019	Oct. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings							$ 17,120,011	$ 17,065,305
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings				$ 10,000,000			7,089,521	7,361,124
Loan repayable period				five-year
Borrowings, interest rate				6.00%
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings							$ 10,309,092	10,485,464
CSL Finance Pty Ltd
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan facility			$ 4,500,000
Percentage of based on research and development costs			75.00%
Borrowings Interest rate							6% plus LIBOR
Long-term Borrowings Including Interest							$ 4,624,597	4,453,327
CSL Finance Pty Ltd | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan repayable period			10 years
Convertible Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan facility		$ 1,000,000
loan repayable period		2 years
Borrowings, interest rate		10.00%
Volume weighted average price		90.00%
Number of units in American Depositary Shares		5
Description of borrowings redemption and conversion policies							(a) such outstanding principal amount and accrued and unpaid interest under the loan by (b) 90% of the volume-weighted average price of the Company’s ADSs on the date of the conversion notice. Each ADS represents five ordinary shares of the Company
Proceeds from non-current borrowings						$ 1,000,000
October Or November 2019 Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan repayable period	two-year
Loan facility	$ 2,250,000
Borrowings, interest rate	10.00%						5.00%
Proceeds from non-current borrowings					$ 300,000	$ 1,950,000
Warrants to purchase	483,448				74,377
Exercise price					$ 2.02	$ 2.02
October Or November 2019 Loan Facility | Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrants to purchase					2,417,240	371,885
October Or November 2019 Loan Facility | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayment loan amount owed	$ 1,000,000
Convertible Loan Facility And October Or November 2019 Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term Borrowings Including Interest							$ 3,358,221	$ 3,085,660